Notes Receivable - Related Party (Details Narrative) - USD ($)	Jul. 09, 2019	Aug. 31, 2019	Aug. 23, 2019	May 25, 2019	Aug. 31, 2018
Notes Receivable		$ 40,000
Note Payable		0			$ 70,000
Edward Manolos
Note Payable				$ 1,666,667
Interest Rate				5.00%
Split Tee [Member]
Notes Receivable	$ 20,000	$ 20,000	$ 20,000
Interest rate	10.00%
Consulting fee	$ 5,000